Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Grant revenue	$ 428,081	$ 882,956	$ 2,417,550
Operating expenses:
Research and development	1,693,102	1,812,969	2,914,878
General and administrative	1,429,731	1,807,605	1,792,160
Total operating expenses	3,122,833	3,620,574	4,707,038
Loss from operations	(2,694,752)	(2,737,618)	(2,289,488)
Other income:
Interest income	5,465	4,063	4,545
Total other income	5,465	4,063	4,545
Net loss	$ (2,689,287)	$ (2,733,555)	$ (2,284,943)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.08)	$ (0.10)	$ (0.11)
Weighted average shares outstanding (in shares)	31,950,813	26,645,140	21,212,327